Financial Risks - Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Quantitative Information About Exposure Of Non-Derivatives Financial Instruments [Line Items]
Financial assets non-derivatives	€ 93	€ 841
Financial liabilities non-derivatives		1,218
GBP LIBOR [Member]
Disclosure of Quantitative Information About Exposure Of Non-Derivatives Financial Instruments [Line Items]
Financial assets non-derivatives	27	27
USD LIBOR [Member]
Disclosure of Quantitative Information About Exposure Of Non-Derivatives Financial Instruments [Line Items]
Financial assets non-derivatives	€ 66	814
Financial liabilities non-derivatives		€ 1,218